American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
June 30, 2025

Short Duration Strategic Income - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 43.1%
Aerospace and Defense — 1.1%
Boeing Co., 2.20%, 2/4/26	2,320,000	2,284,118
Boeing Co., 6.30%, 5/1/29	994,000	1,051,131
Spirit AeroSystems, Inc., 4.60%, 6/15/28	2,285,000	2,247,801
TransDigm, Inc., 4.625%, 1/15/29	1,545,000	1,517,055
TransDigm, Inc., 4.875%, 5/1/29	1,545,000	1,519,138
		8,619,243
Air Freight and Logistics — 0.4%
GXO Logistics, Inc., 1.65%, 7/15/26	3,000,000	2,902,374
Automobiles — 1.6%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	3,025,000	3,018,658
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	1,530,000	1,542,638
General Motors Financial Co., Inc., 5.40%, 4/6/26	2,650,000	2,662,519
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	3,650,000	3,694,596
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	1,150,000	1,152,513
		12,070,924
Banks — 9.1%
Banco de Credito del Peru SA, VRN, 3.125%, 7/1/30(1)	3,360,000	3,360,000
Banco Santander SA, VRN, 6.53%, 11/7/27	2,400,000	2,464,010
Bank of Montreal, VRN, 7.70%, 5/26/84	1,840,000	1,904,555
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	1,045,000	980,344
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	1,671,000	1,777,474
Barclays PLC, VRN, 7.39%, 11/2/28	1,670,000	1,773,046
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)	527,000	516,642
Citibank NA, 4.58%, 5/29/27	2,165,000	2,177,685
Citibank NA, VRN, 4.88%, 11/19/27	1,655,000	1,665,516
Citigroup, Inc., VRN, 4.64%, 5/7/28	1,890,000	1,895,260
Comerica, Inc., VRN, 5.98%, 1/30/30	1,600,000	1,639,246
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	1,577,000	1,581,927
First Horizon Bank, 5.75%, 5/1/30	446,000	456,355
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	3,305,000	3,313,210
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	785,000	844,706
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	346,000	359,641
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	1,380,000	1,391,626
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	1,925,000	2,044,736
HSBC USA, Inc., 4.65%, 6/3/28	3,129,000	3,154,133
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	4,187,000	3,853,716
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	544,000	545,732
Morgan Stanley Bank NA, VRN, 5.02%, 1/12/29	4,040,000	4,103,701
National Bank of Canada, VRN, 5.60%, 7/2/27	1,580,000	1,597,694
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)	915,000	951,037
Planet Financial Group LLC, 10.50%, 12/15/29(1)	838,000	839,483
PNC Bank NA, 4.05%, 7/26/28	1,885,000	1,870,565
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	3,080,000	3,103,933
Royal Bank of Canada, VRN, 4.97%, 1/24/29	2,110,000	2,141,149
Societe Generale SA, VRN, 5.51%, 5/22/31(1)	908,000	926,307
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	969,000	890,085
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	2,800,000	2,931,340
Truist Bank, VRN, 4.67%, 5/20/27	1,470,000	1,472,410

Truist Bank, VRN, 4.63%, 9/17/29	980,000	969,083
U.S. Bancorp, VRN, 5.73%, 10/21/26	2,240,000	2,247,643
U.S. Bank NA, VRN, 4.51%, 10/22/27	1,625,000	1,627,118
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	1,820,000	1,835,038
Wells Fargo & Co., VRN, 4.90%, 1/24/28	1,520,000	1,531,501
Wells Fargo & Co., VRN, 4.97%, 4/23/29	1,465,000	1,485,693
		68,223,340
Building Products — 0.3%
Standard Industries, Inc., 5.00%, 2/15/27(1)	2,475,000	2,471,136
Capital Markets — 5.3%
Ares Capital Corp., 3.25%, 7/15/25	1,849,000	1,847,888
Ares Strategic Income Fund, 5.70%, 3/15/28	1,635,000	1,648,750
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	878,000	868,387
Blackstone Private Credit Fund, 7.05%, 9/29/25	1,835,000	1,845,213
Blackstone Private Credit Fund, 7.30%, 11/27/28	957,000	1,021,005
Blackstone Private Credit Fund, 5.95%, 7/16/29	880,000	897,145
Blue Owl Capital Corp., 3.75%, 7/22/25	1,849,000	1,847,586
Blue Owl Capital Corp., 3.40%, 7/15/26	1,920,000	1,889,631
Blue Owl Capital Corp., 2.875%, 6/11/28	765,000	712,879
Blue Owl Capital Corp., 5.95%, 3/15/29	765,000	769,188
Blue Owl Credit Income Corp., 7.75%, 1/15/29	3,130,000	3,325,395
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	1,478,000	1,486,413
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,000,000	1,009,915
Citadel Securities Global Holdings LLC, 5.50%, 6/18/30(1)	1,405,000	1,422,148
Coinbase Global, Inc., 3.375%, 10/1/28(1)	1,475,000	1,383,956
Goldman Sachs Group, Inc., VRN, 4.94%, 4/23/28	1,028,000	1,036,411
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,540,000	1,603,398
Golub Capital BDC, Inc., 7.05%, 12/5/28	1,309,000	1,374,933
HPS Corporate Lending Fund, 5.45%, 1/14/28	1,965,000	1,971,097
Morgan Stanley, VRN, 4.99%, 4/12/29	968,000	982,212
Northern Trust Corp., VRN, 3.375%, 5/8/32	3,892,000	3,780,056
Nuveen Churchill Direct Lending Corp., 6.65%, 3/15/30	1,090,000	1,119,975
State Street Corp., VRN, 3.03%, 11/1/34	2,480,000	2,291,803
UBS Group AG, VRN, 6.33%, 12/22/27(1)	3,125,000	3,209,423
		39,344,807
Chemicals — 0.2%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	1,472,000	1,269,086
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	602,000	623,822
		1,892,908
Commercial Services and Supplies — 0.2%
Deluxe Corp., 8.125%, 9/15/29(1)	1,834,000	1,895,105
Communications Equipment — 0.2%
Motorola Solutions, Inc., 4.85%, 8/15/30	1,380,000	1,395,264
Construction and Engineering — 0.4%
Mexico City Airport Trust, 3.875%, 4/30/28(1)	2,802,000	2,723,838
Consumer Finance — 0.4%
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	686,000	715,658
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	1,337,000	1,347,272
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	823,000	876,234
		2,939,164
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	3,745,000	3,724,900
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	470,000	460,155
		4,185,055

Diversified REITs — 2.2%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	1,310,000	1,311,104
Highwoods Realty LP, 4.20%, 4/15/29	1,859,000	1,808,663
Kilroy Realty LP, 4.25%, 8/15/29	2,705,000	2,615,802
Lineage OP LP, 5.25%, 7/15/30(1)	1,970,000	1,982,715
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	1,353,000	1,417,080
Piedmont Operating Partnership LP, 9.25%, 7/20/28	1,123,000	1,251,311
Piedmont Operating Partnership LP, 6.875%, 7/15/29	240,000	252,908
Piedmont Operating Partnership LP, 3.15%, 8/15/30	188,000	168,758
Trust Fibra Uno, 4.87%, 1/15/30(1)	2,816,000	2,676,197
Vornado Realty LP, 2.15%, 6/1/26	3,260,000	3,167,343
		16,651,881
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 7.30%, 8/15/26	1,725,000	1,764,246
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	3,439,000	3,656,750
Sprint Capital Corp., 6.875%, 11/15/28	1,440,000	1,546,252
		6,967,248
Electric Utilities — 0.8%
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	1,594,000	1,607,985
Evergy Kansas Central, Inc., 4.70%, 3/13/28	771,000	780,149
Pinnacle West Capital Corp., 5.15%, 5/15/30	1,325,000	1,356,909
Southern Co., Series B, VRN, 4.00%, 1/15/51	1,970,000	1,961,787
		5,706,830
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.05%, 2/15/26	2,520,000	2,534,938
Entertainment — 0.4%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	1,388,000	1,355,146
Warnermedia Holdings, Inc., 3.76%, 3/15/27	1,460,000	1,362,488
		2,717,634
Financial Services — 2.1%
Antares Holdings LP, 2.75%, 1/15/27(1)	2,731,000	2,622,202
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	1,955,000	1,980,144
Deutsche Bank AG, VRN, 4.875%, 12/1/32	3,878,000	3,837,098
Essent Group Ltd., 6.25%, 7/1/29	2,010,000	2,082,872
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	2,076,000	2,030,074
NMI Holdings, Inc., 6.00%, 8/15/29	1,600,000	1,643,760
Rocket Cos., Inc., 6.125%, 8/1/30(1)	755,000	769,839
Rocket Cos., Inc., 6.375%, 8/1/33(1)	635,000	650,526
		15,616,515
Food Products — 0.1%
Mars, Inc., 4.60%, 3/1/28(1)	869,000	876,245
Gas Utilities — 0.2%
Excelerate Energy LP, 8.00%, 5/15/30(1)	258,000	272,174
Snam SpA, 5.00%, 5/28/30(1)	940,000	948,302
		1,220,476
Ground Transportation — 0.3%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	2,200,000	2,191,970
Health Care Equipment and Supplies — 0.3%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,888,000	1,941,872
Health Care Providers and Services — 1.1%
IQVIA, Inc., 5.00%, 5/15/27(1)	2,250,000	2,243,864
IQVIA, Inc., 5.70%, 5/15/28	1,425,000	1,462,143
Tenet Healthcare Corp., 6.25%, 2/1/27	2,190,000	2,191,284
Universal Health Services, Inc., 1.65%, 9/1/26	2,163,000	2,089,053
		7,986,344

Hotel & Resort REITs — 0.4%
Service Properties Trust, 5.25%, 2/15/26	1,320,000	1,314,758
Service Properties Trust, 8.375%, 6/15/29	1,320,000	1,373,918
		2,688,676
Hotels, Restaurants and Leisure — 0.7%
Hyatt Hotels Corp., 5.75%, 1/30/27	651,000	664,652
Hyatt Hotels Corp., 5.05%, 3/30/28	2,500,000	2,527,802
International Game Technology PLC, 4.125%, 4/15/26(1)	1,850,000	1,850,135
		5,042,589
Household Durables — 0.3%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	946,000	960,856
TopBuild Corp., 3.625%, 3/15/29(1)	1,475,000	1,396,468
		2,357,324
Independent Power and Renewable Electricity Producers — 0.1%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	1,062,000	1,071,413
Insurance — 2.4%
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	2,085,000	2,120,432
Athene Global Funding, 5.68%, 2/23/26(1)	1,900,000	1,913,387
Athene Global Funding, 5.62%, 5/8/26(1)	1,810,000	1,826,559
Athene Global Funding, 5.35%, 7/9/27(1)	437,000	443,936
F&G Annuities & Life, Inc., 6.50%, 6/4/29	2,410,000	2,486,278
GA Global Funding Trust, 2.25%, 1/6/27(1)	2,650,000	2,559,527
GA Global Funding Trust, 4.40%, 9/23/27(1)	1,590,000	1,587,453
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	2,000,000	1,942,240
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	2,795,000	2,722,647
		17,602,459
IT Services — 0.4%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	844,000	874,031
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,485,000	2,347,740
		3,221,771
Leisure Products — 0.3%
Mattel, Inc., 5.875%, 12/15/27(1)	2,270,000	2,277,384
Life Sciences Tools and Services — 0.7%
Illumina, Inc., 5.80%, 12/12/25	3,590,000	3,605,706
Illumina, Inc., 4.65%, 9/9/26	1,291,000	1,292,874
		4,898,580
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	2,060,000	2,054,784
Lamar Media Corp., 3.75%, 2/15/28	1,935,000	1,876,992
Nexstar Media, Inc., 5.625%, 7/15/27(1)	3,690,000	3,683,748
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	3,205,000	3,146,972
TEGNA, Inc., 4.75%, 3/15/26(1)	1,434,000	1,432,753
		12,195,249
Metals and Mining — 0.2%
CSN Inova Ventures, 6.75%, 1/28/28(1)	1,416,000	1,339,781
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 8/1/30(2)	1,147,000	1,155,193
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	1,140,000	1,192,834
		2,348,027
Oil, Gas and Consumable Fuels — 2.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	1,350,000	1,409,783
Crescent Energy Finance LLC, 8.375%, 1/15/34(1)(2)	531,000	531,695
Enbridge, Inc., VRN, 6.00%, 1/15/77	3,720,000	3,724,205
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28(1)	1,650,000	1,696,461
Energy Transfer LP, 5.625%, 5/1/27(1)	1,550,000	1,553,081

EOG Resources, Inc., 4.40%, 7/15/28(2)	1,141,000	1,147,820
Expand Energy Corp., 6.75%, 4/15/29(1)	285,000	288,590
Geopark Ltd., 8.75%, 1/31/30(1)	855,000	753,067
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	1,561,000	1,189,193
Petroleos Mexicanos, 4.50%, 1/23/26	770,000	760,078
Petroleos Mexicanos, 6.49%, 1/23/27	958,000	953,764
Petroleos Mexicanos, 6.50%, 3/13/27	3,121,000	3,101,268
Petroleos Mexicanos, 5.35%, 2/12/28	945,000	908,033
Petroleos Mexicanos, 5.95%, 1/28/31	564,000	510,406
SM Energy Co., 6.75%, 9/15/26	1,492,000	1,493,913
		20,021,357
Passenger Airlines — 2.0%
American Airlines, Series 2017-2, Class B, 3.70%, 4/15/27	1,135,417	1,128,624
American Airlines Pass-Through Trust, Class A, 3.70%, 4/1/28	69,093	67,896
American Airlines, Inc., 7.25%, 2/15/28(1)	1,495,000	1,527,776
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	3,969,610	3,962,982
Delta Air Lines, Inc., 4.95%, 7/10/28	1,170,000	1,177,444
Delta Air Lines, Inc., 3.75%, 10/28/29	2,003,000	1,915,396
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	175,500	175,099
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	1,630,000	1,605,061
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	3,270,114	3,276,448
		14,836,726
Real Estate Management and Development — 0.1%
First Industrial LP, 5.25%, 1/15/31	760,000	769,240
Semiconductors and Semiconductor Equipment — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	1,950,000	1,937,292
Broadcom, Inc., 4.80%, 4/15/28	1,905,000	1,932,996
Intel Corp., 4.875%, 2/10/26	1,770,000	1,772,884
ON Semiconductor Corp., 3.875%, 9/1/28(1)	1,516,000	1,467,820
		7,110,992
Software — 0.4%
AppLovin Corp., 5.125%, 12/1/29	2,160,000	2,188,743
Synopsys, Inc., 4.65%, 4/1/28	1,005,000	1,015,433
		3,204,176
Technology Hardware, Storage and Peripherals — 0.1%
Hewlett Packard Enterprise Co., 4.40%, 9/25/27	1,103,000	1,104,385
Trading Companies and Distributors — 1.0%
Aircastle Ltd., 6.50%, 7/18/28(1)	2,160,000	2,256,138
Aircastle Ltd., 5.95%, 2/15/29(1)	765,000	790,709
Herc Holdings, Inc., 5.50%, 7/15/27(1)	1,376,000	1,377,218
Herc Holdings, Inc., 7.00%, 6/15/30(1)	2,720,000	2,842,352
		7,266,417
TOTAL CORPORATE BONDS (Cost $318,981,433)		322,431,657
U.S. TREASURY SECURITIES — 19.8%
U.S. Treasury Notes, 4.50%, 5/15/27(3)	400,000	405,328
U.S. Treasury Notes, 3.875%, 10/15/27(3)	900,000	903,270
U.S. Treasury Notes, 4.25%, 2/15/28	20,000,000	20,273,438
U.S. Treasury Notes, 3.875%, 3/15/28	73,500,000	73,864,629
U.S. Treasury Notes, 3.875%, 6/15/28	9,000,000	9,048,164
U.S. Treasury Notes, 4.625%, 9/30/28(3)	9,000,000	9,251,367
U.S. Treasury Notes, 3.75%, 12/31/28	11,000,000	11,012,461
U.S. Treasury Notes, 4.125%, 3/31/29	23,000,000	23,316,250
TOTAL U.S. TREASURY SECURITIES (Cost $147,510,810)		148,074,907

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.3%
Private Sponsor Collateralized Mortgage Obligations — 14.1%
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	645,082	636,941
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	779,383	757,269
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	2,560,632	2,461,585
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	1,992,769	2,002,219
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	3,208,492	3,241,661
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	1,093,760	1,092,534
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	1,823,752	1,830,662
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	762,825	763,231
Chase Home Lending Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 12/25/55(1)	2,947,083	2,994,505
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(1)	2,737,567	2,748,353
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	1,493,430	1,510,963
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	2,524,922	2,530,631
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	3,848,004	3,895,629
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	2,372,349	2,382,851
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	2,130,809	2,127,854
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(1)	2,050,024	2,055,089
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	1,653,159	1,671,126
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	3,329,587	3,363,847
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	2,414,645	2,437,505
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	1,554,233	1,558,681
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	2,211,081	2,210,052
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	2,450,978	2,476,290
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	2,255,881	2,271,365
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	1,047,829	1,051,005
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	777,801	781,281
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	1,601,430	1,603,677
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	1,250,712	1,249,660
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	1,460,281	1,477,742
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	3,121,800	3,206,793
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(1)	4,179,289	4,236,803
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	1,813,793	1,828,324
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	1,002,478	1,015,355
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	1,015,360	1,019,939
OBX Trust, Series 2022-NQM9, Class A2, 6.45%, 9/25/62(1)	2,028,305	2,027,454
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	994,298	996,597
OBX Trust, Series 2024-NQM10, Class A3, 6.43%, 5/25/64(1)	525,252	529,938
OBX Trust, Series 2024-NQM11, Class A3, 6.23%, 6/25/64(1)	2,107,124	2,121,872
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	1,456,395	1,472,380
OBX Trust, Series 2024-NQM8, Class A1, 6.23%, 5/25/64(1)	1,298,057	1,313,121
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(1)	3,656,026	3,707,579
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	2,411,488	2,420,256
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	3,227,157	3,228,391
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	704,530	704,337
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	954,530	957,342
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	1,717,588	1,715,605
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	2,134,538	2,139,965
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	1,282,997	1,286,952
Sequoia Mortgage Trust, Series 2025-5, Class A5, SEQ, VRN, 5.50%, 6/25/55(1)	3,859,971	3,880,620
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.71%, (30-day average SOFR plus 3.40%), 11/25/33(1)	1,169,811	1,183,160
Verus Securitization Trust, Series 2020-4, Class A3, SEQ, 3.32%, 5/25/65(1)	106,595	104,927
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	1,544,830	1,562,668
Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, 6/25/69(1)	1,622,084	1,643,783
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	1,588,726	1,605,391

Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/69(1)		2,800,420	2,811,230
Verus Securitization Trust, Series 2025-4, Class A3, 5.75%, 5/25/70(1)		1,341,092	1,347,529
			105,252,519
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.26%, (30-day average SOFR plus 2.95%), 6/25/42(1)		738,942	755,740
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.46%, (30-day average SOFR plus 2.15%), 9/25/42(1)		287,154	289,383
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46		1,196,962	210,247
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47		776,589	121,057
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42		1,136,573	159,672
			1,536,099
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $105,862,835)			106,788,618
CONVERTIBLE PREFERRED SECURITIES — 7.4%
Banks — 6.3%
Australia & New Zealand Banking Group Ltd., 6.75%(1)		2,613,000	2,647,499
Banco Bilbao Vizcaya Argentaria SA, 6.125%		3,800,000	3,731,534
Banco Mercantil del Norte SA, 5.875%(1)		691,000	671,643
Banco Santander SA, 4.75%		2,800,000	2,721,400
Barclays PLC, 6.125%		3,710,000	3,716,051
BNP Paribas SA, 4.625%(1)		3,847,000	3,746,147
Credit Agricole SA, 8.125%(1)		1,960,000	1,986,156
Danske Bank AS, 4.375%		3,853,000	3,796,698
HSBC Holdings PLC, 6.00%		3,795,000	3,800,649
ING Groep NV, 5.75%		3,775,000	3,757,400
Intesa Sanpaolo SpA, 7.70%(1)		2,925,000	2,937,709
Lloyds Banking Group PLC, 7.50%		1,490,000	1,497,726
Macquarie Bank Ltd., 6.125%(1)		1,837,000	1,847,105
NatWest Group PLC, 8.00%		1,335,000	1,343,382
NatWest Group PLC, 6.00%		1,080,000	1,080,926
Nordea Bank Abp, 6.625%(1)		2,660,000	2,681,945
Skandinaviska Enskilda Banken AB, 6.875%		1,600,000	1,632,662
Societe Generale SA, 4.75%(1)		2,695,000	2,661,702
Societe Generale SA, 9.375%(1)		520,000	553,134
			46,811,468
Capital Markets — 0.8%
Deutsche Bank AG, 6.00%		2,400,000	2,395,068
UBS Group AG, 9.25%(1)		3,510,000	3,839,849
			6,234,917
Insurance — 0.3%
Allianz SE, 3.50%(1)		2,200,000	2,168,445
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $54,667,413)			55,214,830
ASSET-BACKED SECURITIES — 5.8%
ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(1)		3,145,985	3,202,242
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)		127,471	127,579
BHG Securitization Trust, Series 2025-1CON, Class B, 5.26%, 4/17/36(1)		2,281,000	2,301,185
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		1,172,568	1,101,200
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		577,298	561,226
College Avenue Student Loans LLC, Series 2019-A, Class C, 4.46%, 12/28/48(1)		3,010,991	2,944,702
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,318,306
Concord Music Royalties LLC, Series 2024-1A, Class A, SEQ, 5.64%, 10/20/74(1)		4,087,000	4,106,359
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)		2,482,000	2,479,265
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		140,625	139,876
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		2,000,000	1,936,635
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		378,449	365,604

GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.91%, (30-day average SOFR plus 1.60%), 8/25/54(1)	1,116,347	1,117,180
Hilton Grand Vacations Trust, Series 2019-AA, Class A, SEQ, 2.34%, 7/25/33(1)	2,474,907	2,432,905
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	735,851	755,506
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	2,483,436	2,497,517
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)(2)	1,408,000	1,407,937
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	2,500,000	2,295,840
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)	616,551	604,733
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	543,678	551,153
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)	2,675,000	2,710,487
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	1,312,500	1,222,711
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	1,993,738	2,035,537
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	2,500,000	2,392,466
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	1,686,450	1,709,105
Wireless PropCo Funding LLC, Series 2025-1A, Class A2, SEQ, 4.07%, 6/25/55(1)	1,110,265	1,063,426
TOTAL ASSET-BACKED SECURITIES (Cost $43,296,770)		43,380,682
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	462,000	382,893
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	612,000	517,318
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.59%, (1-month SOFR plus 2.27%), 11/15/34(1)(4)(5)	1,683,000	14,726
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 7.28%, (1-month SOFR plus 2.96%), 11/15/34(1)(4)(5)	1,581,000	5,929
Benchmark Mortgage Trust, Series 2018-B5, Class B, 4.57%, 7/15/51	921,010	860,548
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(1)	834,000	643,565
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	463,000	262,319
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.58%, (1-month SOFR plus 1.26%), 11/15/38(1)	799,000	796,409
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.93%, (1-month SOFR plus 1.61%), 11/15/38(1)	1,726,000	1,722,147
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, VRN, 5.55%, (1-month SOFR plus 1.23%), 11/15/38(1)	644,250	643,727
Extended Stay America Trust, Series 2021-ESH, Class D, VRN, 6.68%, (1-month SOFR plus 2.36%), 7/15/38(1)	3,072,381	3,079,549
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.28%, (1-month SOFR plus 2.96%), 7/15/38(1)	1,372,364	1,377,595
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.83%, (1-month SOFR plus 1.51%), 3/15/38(1)	2,180,500	2,165,087
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	437,000	366,797
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	769,000	630,224
SCG Mortgage Trust, Series 2024-MSP, Class B, VRN, 6.75%, (1-month SOFR plus 2.44%), 4/15/41(1)	2,564,000	2,567,517
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.76%, (1-month SOFR plus 2.45%), 10/15/41(1)	2,171,000	2,174,596
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 5.66%, (1-month SOFR plus 1.35%), 1/15/39(1)	1,000,000	991,954
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.75%, (1-month SOFR plus 1.44%), 2/15/42(1)	2,250,000	2,237,070
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	2,990,000	3,023,868
UBS Commercial Mortgage Trust, Series 2018-C14, Class B, VRN, 5.10%, 12/15/51	1,929,000	1,868,575
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	381,000	344,723
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(1)	1,939,000	1,947,278
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	393,000	330,361
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	470,000	305,945
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $31,966,515)		29,260,720
PREFERRED SECURITIES — 3.5%
Banks — 1.3%
Citigroup, Inc., 3.875%	2,377,000	2,350,218
Citigroup, Inc., 4.00%	1,476,000	1,469,288
Citizens Financial Group, Inc., 5.65%	2,305,000	2,309,782
Comerica, Inc., 5.625%	1,520,000	1,520,000

Fifth Third Bancorp, 4.50%	2,300,000	2,295,144
M&T Bank Corp., 5.125%	73,000	72,800
		10,017,232
Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	1,316,000	1,297,882
Goldman Sachs Group, Inc., 7.38%	1,360,000	1,367,545
		2,665,427
Consumer Finance — 0.5%
Ally Financial, Inc., 4.70%	2,045,000	1,980,865
American Express Co., 3.55%	1,710,000	1,674,339
		3,655,204
Electric Utilities — 0.2%
Edison International, 5.375%	1,842,000	1,738,888
Multi-Utilities — 0.3%
Sempra, 4.875%	1,999,000	1,995,756
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.50%	3,750,000	3,776,130
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	2,135,000	2,118,562
TOTAL PREFERRED SECURITIES (Cost $25,655,571)		25,967,199
COLLATERALIZED LOAN OBLIGATIONS — 2.9%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.78%, (1-month SOFR plus 1.46%), 11/15/36(1)	821,599	822,259
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.57%, (1-month SOFR plus 2.26%), 9/15/35(1)	1,726,279	1,729,551
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.29%, (3-month SOFR plus 2.01%), 4/17/30(1)	2,000,000	2,005,530
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.29%, (3-month SOFR plus 1.96%), 11/15/28(1)	1,775,000	1,780,619
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 5.83%, (1-month SOFR plus 1.51%), 6/16/36(1)	3,042,000	3,034,168
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 6.28%, (3-month SOFR plus 1.96%), 9/15/29(1)	546,853	547,435
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.22%, (3-month SOFR plus 1.96%), 1/16/31(1)	2,000,000	2,006,638
PFP Ltd., Series 2022-9, Class A, VRN, 6.59%, (1-month SOFR plus 2.27%), 8/19/35(1)	758,345	759,759
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.69%, (1-month SOFR plus 2.37%), 10/25/39(1)	659,474	664,067
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.07%, (3-month SOFR plus 1.80%), 10/20/34(1)	2,925,000	2,929,387
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.32%, (3-month SOFR plus 2.06%), 1/15/30(1)	1,500,000	1,504,141
Trimaran CAVU Ltd., Series 2019-1A, Class CR, VRN, 6.22%, (3-month SOFR plus 1.95%), 1/20/37(1)	2,825,000	2,837,320
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.63%, (1-month SOFR plus 1.31%), 3/15/38(1)	1,126,070	1,124,578
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $21,470,104)		21,745,452
BANK LOAN OBLIGATIONS(6) — 0.4%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2024 Term Loan I, 7.05%, (3-month SOFR plus 2.75%), 8/24/28	992,462	997,087
Passenger Airlines — 0.1%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.50%, (6-month SOFR plus 2.25%), 2/15/28	470,450	466,616
Pharmaceuticals — 0.2%
Elanco Animal Health, Inc., Term Loan B, 6.17%, (1-month SOFR plus 1.75%), 8/1/27	1,703,740	1,704,175
TOTAL BANK LOAN OBLIGATIONS (Cost $3,164,179)		3,167,878
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Brazil — 0.3%
Brazil Government International Bonds, 5.50%, 11/6/30 (Cost $1,785,333)	1,800,000	1,805,940
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	88,367	88,367

Repurchase Agreements — 0.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 12/31/28, valued at $717,281), in a joint trading account at 4.35%, dated 6/30/25, due 7/1/25 (Delivery value $703,192)	703,107
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 12/15/27, valued at $5,556,095), at 4.39%, dated 6/30/25, due 7/1/25 (Delivery value $5,447,664)	5,447,000
6,150,107
TOTAL SHORT-TERM INVESTMENTS (Cost $6,238,474)	6,238,474
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $760,599,437)	764,076,357
OTHER ASSETS AND LIABILITIES — (2.2)%	(16,339,043)
TOTAL NET ASSETS — 100.0%	$747,737,314

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,326,630	CAD	1,798,228	Citibank NA	9/17/25	$1,013

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	540	September 2025	$112,332,657	$358,002
U.S. Treasury 5-Year Notes	240	September 2025	26,160,000	146,384
			$138,492,657	$504,386
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	3	September 2025	$346,406	$(10,600)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $359,835,558, which represented 48.1% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,040,157.
(4)Security is in default.
(5)Non-income producing.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$322,431,657	—
U.S. Treasury Securities	—	148,074,907	—
Collateralized Mortgage Obligations	—	106,788,618	—
Convertible Preferred Securities	—	55,214,830	—
Asset-Backed Securities	—	43,380,682	—
Commercial Mortgage-Backed Securities	—	29,260,720	—
Preferred Securities	—	25,967,199	—
Collateralized Loan Obligations	—	21,745,452	—
Bank Loan Obligations	—	3,167,878	—
Sovereign Governments and Agencies	—	1,805,940	—
Short-Term Investments	$88,367	6,150,107	—
	$88,367	$763,987,990	—
Other Financial Instruments
Futures Contracts	$504,386	—	—
Forward Foreign Currency Exchange Contracts	—	$1,013	—
	$504,386	$1,013	—

Liabilities
Other Financial Instruments
Futures Contracts	$10,600	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.